Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 31,931	$ 32,484	$ 33,528	$ 33,178
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	8,650	8,829	8,807
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	7,937	7,652	6,964
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	13,016	13,806	15,510
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 2,328	2,197	2,247
Other intangible assets | Minimum
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | Maximum
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 49,792	50,932	53,809
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	9,010	9,728	9,738
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	18,025	17,382	16,559
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	15,962	16,637	20,300
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	6,795	7,185	7,212
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(17,861)	(18,448)	(20,281)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(360)	(899)	(931)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(10,088)	(9,730)	(9,595)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(2,946)	(2,831)	(4,790)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,467)	$ (4,988)	$ (4,965)